Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31,	December 31,
	2022	2021
Accrued professional service fees	$121,139	$105,186
Accrued technical service fees	25,845	188,215
Accrued FINRA fine *	125,550	-
Others	122,818	78,767
	$395,352	$372,168

*	See Note 16.